American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2024

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.8%
Aerospace and Defense — 1.4%
Boeing Co., 2.20%, 2/4/26	700,000	676,660
General Dynamics Corp., 4.25%, 4/1/40	1,309,000	1,188,684
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,071,000	1,029,899
Lockheed Martin Corp., 3.90%, 6/15/32	821,000	778,203
Lockheed Martin Corp., 5.25%, 1/15/33	2,340,000	2,416,680
Lockheed Martin Corp., 4.75%, 2/15/34	450,000	447,107
Lockheed Martin Corp., 4.80%, 8/15/34	972,000	967,361
Lockheed Martin Corp., 4.50%, 5/15/36	1,953,000	1,881,887
Northrop Grumman Corp., 2.93%, 1/15/25(1)	170,000	169,579
Precision Castparts Corp., 3.25%, 6/15/25	620,000	615,112
RTX Corp., 6.10%, 3/15/34	181,000	194,802
RTX Corp., 6.05%, 6/1/36	771,000	835,802
RTX Corp., 4.45%, 11/16/38	351,000	324,092
Textron, Inc., 3.90%, 9/17/29	1,368,000	1,316,434
Textron, Inc., 2.45%, 3/15/31	639,000	552,494
		13,394,796
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 6.20%, 1/15/38	1,339,000	1,484,476
United Parcel Service, Inc., 4.875%, 11/15/40	742,000	724,543
		2,209,019
Automobiles — 1.0%
American Honda Finance Corp., 5.125%, 7/7/28	180,000	183,351
American Honda Finance Corp., 5.05%, 7/10/31	4,840,000	4,891,386
American Honda Finance Corp., 4.90%, 1/10/34	140,000	139,357
General Motors Co., 4.00%, 4/1/25	100,000	99,696
General Motors Co., 4.20%, 10/1/27	322,000	317,015
General Motors Financial Co., Inc., 4.35%, 4/9/25	100,000	99,787
General Motors Financial Co., Inc., 6.05%, 10/10/25	350,000	353,493
Toyota Motor Credit Corp., 3.95%, 6/30/25	1,056,000	1,051,890
Toyota Motor Credit Corp., 3.375%, 4/1/30	1,663,000	1,561,644
Toyota Motor Credit Corp., 1.65%, 1/10/31	918,000	770,325
Toyota Motor Credit Corp., 4.80%, 1/5/34	115,000	114,327
		9,582,271
Banks — 5.7%
African Development Bank, 0.875%, 3/23/26	1,411,000	1,348,320
African Development Bank, 4.375%, 11/3/27	655,000	658,567
Asian Development Bank, 0.625%, 4/29/25	470,000	462,515
Asian Development Bank, 1.00%, 4/14/26	491,000	469,607
Asian Development Bank, 2.00%, 4/24/26	1,217,000	1,179,375
Asian Development Bank, 3.125%, 4/27/32	220,000	204,855
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	477,000	467,812
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	838,000	801,587
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	927,000	916,064
Asian Infrastructure Investment Bank, 4.00%, 1/18/28(1)	1,046,000	1,040,710
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	500,000	502,264
Bank of America Corp., 5.875%, 2/7/42	1,870,000	2,022,862
Bank of Montreal, 5.20%, 12/12/24	600,000	600,084
Bank of Montreal, 3.70%, 6/7/25	200,000	198,996

Bank of Montreal, 5.20%, 2/1/28	175,000	177,929
Bank of Montreal, 5.51%, 6/4/31	400,000	412,995
Bank of Nova Scotia, 5.25%, 12/6/24	255,000	255,009
Bank of Nova Scotia, 2.20%, 2/3/25	200,000	199,000
Bank of Nova Scotia, 3.45%, 4/11/25	200,000	199,022
Bank of Nova Scotia, 1.30%, 6/11/25	200,000	196,424
Bank of Nova Scotia, 2.15%, 8/1/31	650,000	550,439
Bank of Nova Scotia, 5.65%, 2/1/34	250,000	261,167
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,280,000	1,178,864
Citibank NA, 5.57%, 4/30/34	1,700,000	1,770,403
Citigroup, Inc., 8.125%, 7/15/39	535,000	680,631
Citizens Financial Group, Inc., 3.25%, 4/30/30	99,000	90,824
Commonwealth Bank of Australia, 5.08%, 1/10/25	1,400,000	1,400,193
Cooperatieve Rabobank UA, 5.50%, 7/18/25	1,000,000	1,005,848
Cooperatieve Rabobank UA, 5.25%, 5/24/41	1,713,000	1,747,097
Council of Europe Development Bank, 1.375%, 2/27/25	200,000	198,448
Council of Europe Development Bank, 0.875%, 9/22/26	313,000	294,739
Council of Europe Development Bank, 4.125%, 1/24/29	655,000	653,519
Discover Bank, 4.65%, 9/13/28	600,000	594,130
European Bank for Reconstruction & Development, 1.50%, 2/13/25	386,000	383,612
European Bank for Reconstruction & Development, 0.50%, 5/19/25	1,187,000	1,164,907
European Bank for Reconstruction & Development, 0.50%, 11/25/25	250,000	240,360
European Investment Bank, 2.75%, 8/15/25	1,311,000	1,295,157
European Investment Bank, 4.75%, 6/15/29	600,000	615,265
European Investment Bank, 0.75%, 9/23/30	475,000	391,709
European Investment Bank, 4.875%, 2/15/36	397,000	415,076
Export Development Canada, 3.875%, 2/14/28	895,000	886,044
Inter-American Development Bank, 0.875%, 4/3/25	949,000	937,356
Inter-American Development Bank, 0.625%, 7/15/25	1,335,000	1,301,624
Inter-American Development Bank, 3.125%, 9/18/28	604,000	582,444
International Bank for Reconstruction & Development, 0.375%, 7/28/25	926,000	901,664
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,137,000	1,018,792
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,297,000	1,089,571
International Bank for Reconstruction & Development, 0.75%, 8/26/30	280,000	231,060
International Bank for Reconstruction & Development, 1.25%, 2/10/31	828,000	695,611
International Finance Corp., 0.75%, 10/8/26	435,000	408,025
JPMorgan Chase & Co., 3.125%, 1/23/25	100,000	99,758
JPMorgan Chase & Co., 5.50%, 10/15/40	2,359,000	2,444,571
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	250,000	248,606
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	1,092,000	1,080,560
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	1,202,000	1,191,235
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25	436,000	434,703
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,133,000	1,111,306
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	840,000	801,873
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	785,000	777,120
Mitsubishi UFJ Financial Group, Inc., 3.74%, 3/7/29(1)	135,000	130,872
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	103,965
Nordic Investment Bank, 2.625%, 4/4/25	1,015,000	1,008,271
Nordic Investment Bank, 5.00%, 10/15/25	250,000	250,960
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	891,000	885,432
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	911,000	881,721
Royal Bank of Canada, 3.875%, 5/4/32	882,000	828,672
Royal Bank of Canada, 5.00%, 2/1/33	160,000	160,905
Royal Bank of Canada, 5.00%, 5/2/33	728,000	731,976
Royal Bank of Canada, 5.15%, 2/1/34	400,000	403,651

Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	199,286
Toronto-Dominion Bank, 3.20%, 3/10/32	525,000	470,272
Toronto-Dominion Bank, 4.46%, 6/8/32	373,000	362,483
Truist Financial Corp., 3.70%, 6/5/25	200,000	198,904
U.S. Bancorp, 1.375%, 7/22/30	957,000	801,195
Wells Fargo & Co., 3.55%, 9/29/25	994,000	985,898
Wells Fargo & Co., 4.15%, 1/24/29	655,000	641,796
Westpac Banking Corp., 2.35%, 2/19/25	185,000	184,054
Westpac Banking Corp., 2.15%, 6/3/31	600,000	519,140
		53,237,761
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,944,000	1,904,683
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	564,000	552,593
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30	242,000	230,323
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	375,000	381,436
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	118,000	120,199
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	662,000	860,119
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	478,573
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	946,000	878,121
Brown-Forman Corp., 4.75%, 4/15/33	1,754,000	1,753,778
Coca-Cola Co., 1.65%, 6/1/30	125,000	107,973
Coca-Cola Co., 1.375%, 3/15/31	1,025,000	853,627
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	600,586
PepsiCo, Inc., 1.625%, 5/1/30	737,000	635,893
PepsiCo, Inc., 1.95%, 10/21/31	185,000	156,658
		9,514,562
Biotechnology — 0.8%
AbbVie, Inc., 3.20%, 11/21/29	622,000	583,355
AbbVie, Inc., 5.05%, 3/15/34	600,000	607,846
AbbVie, Inc., 4.55%, 3/15/35	1,915,000	1,854,115
AbbVie, Inc., 4.50%, 5/14/35	2,894,000	2,786,521
AbbVie, Inc., 4.30%, 5/14/36	280,000	263,391
Amgen, Inc., 5.25%, 3/2/25	130,000	130,102
Amgen, Inc., 5.15%, 11/15/41	425,000	410,607
Amgen, Inc., 5.60%, 3/2/43	50,000	50,781
Gilead Sciences, Inc., 5.65%, 12/1/41	375,000	389,147
Gilead Sciences, Inc., 4.80%, 4/1/44	259,000	241,958
		7,317,823
Broadline Retail — 0.1%
eBay, Inc., 6.30%, 11/22/32	565,000	611,488
Capital Markets — 1.8%
Ameriprise Financial, Inc., 5.70%, 12/15/28	700,000	730,283
Ameriprise Financial, Inc., 4.50%, 5/13/32	1,170,000	1,150,144
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,021,000	1,041,737
BlackRock Funding, Inc., 5.00%, 3/14/34	409,000	414,997
Blackrock, Inc., 1.90%, 1/28/31	310,000	265,471
Brookfield Finance, Inc., 3.90%, 1/25/28	1,152,000	1,128,120
Cboe Global Markets, Inc., 3.00%, 3/16/32	1,237,000	1,100,903
Charles Schwab Corp., 4.00%, 2/1/29	550,000	538,391
CME Group, Inc., 5.30%, 9/15/43	845,000	885,735
Credit Suisse USA LLC, 7.125%, 7/15/32	751,000	851,055
Goldman Sachs Group, Inc., 3.50%, 1/23/25	50,000	49,898
Goldman Sachs Group, Inc., 3.50%, 4/1/25	791,000	787,627
Goldman Sachs Group, Inc., 3.80%, 3/15/30	365,000	347,442
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	133,785

Intercontinental Exchange, Inc., 5.25%, 6/15/31	2,920,000	2,998,490
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	196,799
Morgan Stanley, 7.25%, 4/1/32	2,864,000	3,298,255
Nasdaq, Inc., 5.55%, 2/15/34	834,000	860,670
State Street Corp., 3.30%, 12/16/24	200,000	199,865
		16,979,667
Chemicals — 1.5%
CF Industries, Inc., 5.15%, 3/15/34	2,272,000	2,247,313
Dow Chemical Co., 4.80%, 11/30/28	1,325,000	1,331,288
Dow Chemical Co., 9.40%, 5/15/39	525,000	713,809
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,570,000	1,632,145
Eastman Chemical Co., 3.80%, 3/15/25	183,000	182,313
Eastman Chemical Co., 5.75%, 3/8/33	450,000	466,681
EIDP, Inc., 4.80%, 5/15/33	687,000	682,619
LYB International Finance III LLC, 5.625%, 5/15/33	881,000	911,660
Mosaic Co., 5.375%, 11/15/28	300,000	306,964
Mosaic Co., 5.45%, 11/15/33	1,869,000	1,897,443
Nutrien Ltd., 2.95%, 5/13/30	622,000	567,367
RPM International, Inc., 4.55%, 3/1/29	1,010,000	1,003,901
Westlake Corp., 3.375%, 6/15/30	2,055,000	1,903,684
		13,847,187
Commercial Services and Supplies — 0.3%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,242,000	1,234,997
Republic Services, Inc., 5.00%, 4/1/34	882,000	885,806
Waste Management, Inc., 4.625%, 2/15/30	588,000	588,793
Waste Management, Inc., 4.875%, 2/15/34(1)	490,000	492,160
		3,201,756
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	339,000	368,930
Cisco Systems, Inc., 5.50%, 1/15/40	2,699,000	2,822,321
		3,191,251
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,256,000	2,045,359
Quanta Services, Inc., 2.35%, 1/15/32	300,000	253,477
		2,298,836
Consumer Finance — 0.2%
American Express Co., 3.95%, 8/1/25	828,000	824,243
Capital One Financial Corp., 3.80%, 1/31/28	907,000	878,909
		1,703,152
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp., 4.625%, 11/1/27	793,000	789,440
Kroger Co., 7.50%, 4/1/31	1,286,000	1,477,277
Sysco Corp., 5.375%, 9/21/35	1,476,000	1,518,411
Target Corp., 4.50%, 9/15/32	550,000	541,408
Target Corp., 6.50%, 10/15/37	4,220,000	4,786,655
Walmart, Inc., 3.55%, 6/26/25	743,000	739,077
Walmart, Inc., 4.10%, 4/15/33	1,351,000	1,317,120
		11,169,388
Containers and Packaging — 0.0%
Sonoco Products Co., 2.85%, 2/1/32	494,000	429,065
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	536,000	424,537
Trustees of Princeton University, 5.70%, 3/1/39	763,000	828,216
		1,252,753

Diversified REITs — 0.7%
American Homes 4 Rent LP, 4.25%, 2/15/28	1,068,000	1,051,583
Host Hotels & Resorts LP, 3.50%, 9/15/30	250,000	228,429
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	168,504
Prologis LP, 2.25%, 4/15/30	1,825,000	1,615,594
Prologis LP, 1.625%, 3/15/31	605,000	503,891
Simon Property Group LP, 5.50%, 3/8/33	671,000	695,071
Simon Property Group LP, 6.75%, 2/1/40	350,000	398,683
Simon Property Group LP, 4.75%, 3/15/42	1,781,000	1,654,902
Ventas Realty LP, 3.50%, 2/1/25	401,000	399,755
		6,716,412
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 2.25%, 2/1/32	200,000	168,570
AT&T, Inc., 4.90%, 8/15/37	150,000	145,331
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,191,000	2,583,077
Sprint Capital Corp., 6.875%, 11/15/28	431,000	463,076
Sprint Capital Corp., 8.75%, 3/15/32	616,000	749,465
Telefonica Europe BV, 8.25%, 9/15/30	79,000	91,350
Verizon Communications, Inc., 2.55%, 3/21/31	627,000	548,400
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	101,226
Verizon Communications, Inc., 4.50%, 8/10/33	392,000	378,967
Verizon Communications, Inc., 6.40%, 9/15/33	1,468,000	1,623,688
Verizon Communications, Inc., 4.40%, 11/1/34	1,263,000	1,203,569
Verizon Communications, Inc., 2.85%, 9/3/41	200,000	144,857
		8,201,576
Electric Utilities — 4.9%
AEP Texas, Inc., 5.40%, 6/1/33	2,015,000	2,037,286
AEP Texas, Inc., 5.70%, 5/15/34	175,000	180,431
Alabama Power Co., 5.85%, 11/15/33	150,000	159,712
Alabama Power Co., 6.00%, 3/1/39	200,000	218,158
American Electric Power Co., Inc., 2.30%, 3/1/30	450,000	398,312
American Electric Power Co., Inc., 5.95%, 11/1/32	1,052,000	1,113,783
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	165,000	177,533
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	1,926,000	2,185,387
Commonwealth Edison Co., 5.90%, 3/15/36	2,805,000	3,014,710
Connecticut Light & Power Co., 4.95%, 8/15/34	1,970,000	1,981,734
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	610,180
Constellation Energy Generation LLC, 6.25%, 10/1/39	400,000	433,047
Constellation Energy Generation LLC, 5.60%, 6/15/42	230,000	232,490
DTE Electric Co., 2.25%, 3/1/30	1,121,000	1,000,725
DTE Electric Co., Series C, 2.625%, 3/1/31	812,000	726,029
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	272,130
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	256,952
Edison International, 4.95%, 4/15/25	100,000	99,921
Enel Americas SA, 4.00%, 10/25/26	85,000	83,397
Entergy Louisiana LLC, 3.05%, 6/1/31	502,000	456,258
Entergy Louisiana LLC, 5.15%, 9/15/34	292,000	294,483
Eversource Energy, 5.50%, 1/1/34	200,000	203,449
Eversource Energy, 5.95%, 7/15/34	1,273,000	1,336,635
Exelon Corp., 4.95%, 6/15/35	695,000	678,282
Florida Power & Light Co., 5.10%, 4/1/33	908,000	924,391
Florida Power & Light Co., 5.30%, 6/15/34	1,006,000	1,039,481
Georgia Power Co., 4.70%, 5/15/32	1,468,000	1,459,719
Louisville Gas & Electric Co., 5.45%, 4/15/33	150,000	155,713
MidAmerican Energy Co., 6.75%, 12/30/31	1,202,000	1,357,843

MidAmerican Energy Co., 5.35%, 1/15/34	100,000	103,676
Nevada Power Co., series N, 6.65%, 4/1/36	1,525,000	1,694,087
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	899,000	901,575
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,934,000	1,698,643
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	150,000	150,992
Northern States Power Co., 6.25%, 6/1/36	2,049,000	2,285,280
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,011,000	1,035,574
Pacific Gas & Electric Co., 5.90%, 6/15/32	1,766,000	1,846,306
Pacific Gas & Electric Co., 6.15%, 1/15/33	176,000	185,939
Pacific Gas & Electric Co., 5.80%, 5/15/34	1,568,000	1,630,909
PacifiCorp, 2.70%, 9/15/30	740,000	658,994
PPL Electric Utilities Corp., 5.00%, 5/15/33	784,000	795,226
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,726,000	1,925,678
Public Service Electric & Gas Co., 4.90%, 12/15/32	380,000	385,717
Southern California Edison Co., 6.65%, 4/1/29	500,000	533,956
Southern California Edison Co., 6.05%, 3/15/39	616,000	659,340
Southern California Edison Co., Series 2004-B, 6.00%, 1/15/34	746,000	801,903
Southern California Edison Co., Series 2005-E, 5.35%, 7/15/35	796,000	817,512
Southern Co., 5.70%, 3/15/34	502,000	526,257
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	300,000	303,972
Union Electric Co., 2.95%, 3/15/30	2,001,000	1,844,214
Virginia Electric & Power Co., 5.30%, 8/15/33	150,000	153,946
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	878,000	933,672
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	393,926
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	158,592
Xcel Energy, Inc., 5.45%, 8/15/33	680,000	692,248
		46,206,305
Electronic Equipment, Instruments and Components — 0.1%
Trimble, Inc., 4.90%, 6/15/28	500,000	501,346
Energy Equipment and Services — 0.7%
Halliburton Co., 7.45%, 9/15/39	1,347,000	1,626,696
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	431,005
Schlumberger Investment SA, 4.85%, 5/15/33	420,000	419,654
Schlumberger Investment SA, 5.00%, 6/1/34	3,969,000	3,995,792
		6,473,147
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	150,000	149,185
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	1,016,000	1,160,506
		1,309,691
Financial Services — 2.0%
Apollo Global Management, Inc., 6.375%, 11/15/33	2,713,000	3,001,098
Block Financial LLC, 3.875%, 8/15/30	982,000	916,065
Corebridge Financial, Inc., 3.90%, 4/5/32	400,000	371,492
Corebridge Financial, Inc., 5.75%, 1/15/34	353,000	366,314
Equitable Holdings, Inc., 4.35%, 4/20/28	605,000	597,180
Equitable Holdings, Inc., 5.59%, 1/11/33	675,000	695,756
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	239,180
Fidelity National Information Services, Inc., 5.10%, 7/15/32	285,000	288,126
Global Payments, Inc., 2.90%, 5/15/30	555,000	499,768
Mastercard, Inc., 3.35%, 3/26/30	200,000	189,070
Mastercard, Inc., 2.00%, 11/18/31	1,333,000	1,132,758
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	262,273
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	155,000	184,843
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	4,279,000	4,544,492
PayPal Holdings, Inc., 2.85%, 10/1/29	500,000	463,159

Visa, Inc., 4.15%, 12/14/35	5,016,000	4,782,389
		18,533,963
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,194,000	2,047,974
Archer-Daniels-Midland Co., 2.90%, 3/1/32	600,000	531,464
Archer-Daniels-Midland Co., 5.94%, 10/1/32	800,000	865,889
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,007,000	984,079
Conagra Brands, Inc., 8.25%, 9/15/30	275,000	320,904
Conagra Brands, Inc., 5.30%, 11/1/38	2,787,000	2,709,563
General Mills, Inc., 4.95%, 3/29/33	100,000	99,777
Hershey Co., 0.90%, 6/1/25	465,000	456,501
Hershey Co., 4.50%, 5/4/33	750,000	746,125
Ingredion, Inc., 2.90%, 6/1/30	1,011,000	923,047
J.M. Smucker Co., 4.25%, 3/15/35	869,000	809,052
Kellanova, 5.25%, 3/1/33	190,000	194,173
Kraft Heinz Foods Co., 6.875%, 1/26/39	465,000	528,361
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,260,000	1,186,982
Mondelez International, Inc., 1.50%, 2/4/31	1,210,000	1,006,984
Tyson Foods, Inc., 4.35%, 3/1/29	255,000	250,259
		13,661,134
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	504,000	457,513
Southern California Gas Co., 5.20%, 6/1/33	100,000	102,287
		559,800
Ground Transportation — 1.7%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	916,000	974,258
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	490,000	483,383
Canadian National Railway Co., 3.85%, 8/5/32	1,146,000	1,085,239
Canadian National Railway Co., 6.25%, 8/1/34	5,756,000	6,392,636
CSX Corp., 4.10%, 11/15/32	741,000	709,564
Ryder System, Inc., 5.65%, 3/1/28	600,000	617,737
Ryder System, Inc., 5.25%, 6/1/28	902,000	917,027
Uber Technologies, Inc., 4.80%, 9/15/34	2,454,000	2,403,735
Union Pacific Corp., 3.25%, 1/15/25	700,000	698,637
Union Pacific Corp., 2.80%, 2/14/32	986,000	876,462
Union Pacific Corp., 4.50%, 1/20/33	1,264,000	1,247,880
		16,406,558
Health Care Equipment and Supplies — 1.0%
Abbott Laboratories, 6.00%, 4/1/39	981,000	1,089,784
Baxter International, Inc., 3.95%, 4/1/30(1)	1,768,000	1,688,112
Boston Scientific Corp., 6.50%, 11/15/35	200,000	225,259
DH Europe Finance II SARL, 3.25%, 11/15/39	320,000	258,916
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,741,000	1,716,396
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	545,000	571,005
Medtronic Global Holdings SCA, 4.50%, 3/30/33	400,000	392,208
Medtronic, Inc., 4.375%, 3/15/35	3,258,000	3,141,554
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	631,282
Solventum Corp., 5.45%, 3/13/31(2)	90,000	91,356
		9,805,872
Health Care Providers and Services — 2.3%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	490,000	430,683
Cencora, Inc., 2.80%, 5/15/30	415,000	374,726
Cigna Group, 5.40%, 3/15/33	400,000	409,432
Cigna Group, 5.25%, 2/15/34	400,000	404,008
Cigna Group, 4.80%, 8/15/38	2,219,000	2,101,792

CommonSpirit Health, 2.78%, 10/1/30	550,000	494,061
Elevance Health, Inc., 3.35%, 12/1/24	406,000	406,000
Elevance Health, Inc., 5.35%, 10/15/25	300,000	301,448
Elevance Health, Inc., 6.375%, 6/15/37	961,000	1,053,223
HCA, Inc., 5.375%, 2/1/25	270,000	269,977
HCA, Inc., 5.25%, 6/15/26	823,000	825,381
HCA, Inc., 5.625%, 9/1/28	251,000	256,388
HCA, Inc., 4.125%, 6/15/29	1,305,000	1,260,229
HCA, Inc., 5.45%, 4/1/31	243,000	246,507
HCA, Inc., 3.625%, 3/15/32	982,000	885,745
HCA, Inc., 5.60%, 4/1/34	135,000	136,568
Humana, Inc., 4.50%, 4/1/25	200,000	199,750
Humana, Inc., 4.875%, 4/1/30	846,000	843,569
Humana, Inc., 2.15%, 2/3/32	854,000	698,469
Humana, Inc., 5.875%, 3/1/33	540,000	557,905
Humana, Inc., 5.95%, 3/15/34	641,000	665,601
Stanford Health Care, 3.31%, 8/15/30	150,000	140,440
UnitedHealth Group, Inc., 4.70%, 4/15/29	400,000	403,275
UnitedHealth Group, Inc., 4.80%, 1/15/30	500,000	505,176
UnitedHealth Group, Inc., 5.30%, 2/15/30	550,000	567,439
UnitedHealth Group, Inc., 4.95%, 1/15/32	400,000	404,028
UnitedHealth Group, Inc., 4.50%, 4/15/33	150,000	146,438
UnitedHealth Group, Inc., 5.00%, 4/15/34	370,000	371,828
UnitedHealth Group, Inc., 5.80%, 3/15/36	400,000	427,160
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,842,000	3,206,621
UnitedHealth Group, Inc., 6.875%, 2/15/38	1,584,000	1,860,704
UnitedHealth Group, Inc., 4.375%, 3/15/42	150,000	134,849
UnitedHealth Group, Inc., 3.95%, 10/15/42	261,000	221,158
		21,210,578
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	700,000	696,173
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,470,000	1,342,961
Healthpeak OP LLC, 4.00%, 6/1/25	286,000	284,606
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	253,690
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,960,000	1,766,065
Welltower OP LLC, 4.00%, 6/1/25	630,000	627,243
Welltower OP LLC, 4.25%, 4/1/26	864,000	858,560
		5,829,298
Hotels, Restaurants and Leisure — 0.7%
Darden Restaurants, Inc., 6.30%, 10/10/33	225,000	239,257
Expedia Group, Inc., 3.25%, 2/15/30	1,975,000	1,839,491
Hyatt Hotels Corp., 4.85%, 3/15/26	864,000	864,292
Marriott International, Inc., 5.55%, 10/15/28	1,202,000	1,239,733
McDonald's Corp., 4.70%, 12/9/35	870,000	852,298
McDonald's Corp., 6.30%, 10/15/37	553,000	611,815
McDonald's Corp., 6.30%, 3/1/38	824,000	913,092
		6,559,978
Household Durables — 0.4%
Lennar Corp., 5.25%, 6/1/26	237,000	238,409
PulteGroup, Inc., 6.375%, 5/15/33	3,620,000	3,916,949
		4,155,358
Household Products — 0.1%
Procter & Gamble Co., 5.55%, 3/5/37	1,047,000	1,135,671
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp., 1.375%, 1/15/26	365,000	350,408

Industrial Conglomerates — 1.2%
3M Co., 5.70%, 3/15/37	907,000	961,488
Eaton Corp., 4.15%, 3/15/33	2,924,000	2,816,008
Honeywell International, Inc., 5.00%, 2/15/33	1,366,000	1,390,893
Honeywell International, Inc., 5.00%, 3/1/35	1,468,000	1,481,274
Honeywell International, Inc., 5.70%, 3/15/37	4,235,000	4,526,173
		11,175,836
Insurance — 3.1%
Aflac, Inc., 3.60%, 4/1/30	882,000	840,788
Allstate Corp., 5.25%, 3/30/33	2,401,000	2,445,249
American International Group, Inc., 5.125%, 3/27/33	170,000	171,728
American International Group, Inc., 6.25%, 5/1/36	1,500,000	1,624,124
Aon Corp., 2.80%, 5/15/30	844,000	764,978
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	501,635
Athene Holding Ltd., 4.125%, 1/12/28	444,000	435,278
Athene Holding Ltd., 6.65%, 2/1/33	976,000	1,061,464
Chubb Corp., Series 1, 6.50%, 5/15/38	150,000	170,795
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,598,000	2,585,245
Chubb INA Holdings LLC, 5.00%, 3/15/34	834,000	843,179
Cincinnati Financial Corp., 6.125%, 11/1/34	1,955,000	2,099,770
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	605,000	555,636
Hartford Financial Services Group, Inc., 6.10%, 10/1/41	471,000	502,595
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	345,000	343,813
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	400,000	397,051
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	400,000	350,118
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	450,000	432,251
MetLife, Inc., 4.125%, 8/13/42	605,000	525,451
Principal Financial Group, Inc., 6.05%, 10/15/36	2,929,000	3,161,841
Progressive Corp., 6.625%, 3/1/29	400,000	432,547
Progressive Corp., 3.20%, 3/26/30	400,000	372,764
Progressive Corp., 6.25%, 12/1/32	355,000	393,336
Progressive Corp., 4.95%, 6/15/33(1)	550,000	557,286
Prudential Financial, Inc., 6.625%, 6/21/40	665,000	764,603
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	1,197,000	1,268,466
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,400,000	1,288,015
Travelers Cos., Inc., 6.25%, 6/15/37	1,718,000	1,908,866
Travelers Property Casualty Corp., 6.375%, 3/15/33	350,000	392,565
Willis North America, Inc., 4.50%, 9/15/28	2,134,000	2,117,539
		29,308,976
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	1,218,000	1,157,374
IT Services — 1.0%
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	982,000	1,021,777
CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	1,618,000	1,612,270
International Business Machines Corp., 3.50%, 5/15/29	350,000	335,429
International Business Machines Corp., 1.95%, 5/15/30	2,075,000	1,799,208
International Business Machines Corp., 4.40%, 7/27/32	1,350,000	1,320,551
International Business Machines Corp., 5.60%, 11/30/39	981,000	1,021,520
Leidos, Inc., 4.375%, 5/15/30	2,337,000	2,251,850
Leidos, Inc., 5.75%, 3/15/33	145,000	149,498
		9,512,103
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	571,000	554,412
Life Sciences Tools and Services — 0.6%
Revvity, Inc., 3.30%, 9/15/29	1,349,000	1,257,964

Thermo Fisher Scientific, Inc., 5.00%, 1/31/29(1)	350,000	356,690
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,770,000	2,820,795
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32	522,000	528,702
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	467,000	475,531
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	207,000	212,769
		5,652,451
Machinery — 1.5%
Caterpillar, Inc., 5.20%, 5/27/41	1,280,000	1,302,845
CNH Industrial Capital LLC, 5.50%, 1/12/29	1,930,000	1,981,037
IDEX Corp., 3.00%, 5/1/30	277,000	252,138
John Deere Capital Corp., 4.40%, 9/8/31	1,182,000	1,164,403
John Deere Capital Corp., 3.90%, 6/7/32	619,000	587,822
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	155,000	158,182
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,171,000	1,204,865
Nordson Corp., 5.80%, 9/15/33(1)	100,000	105,526
Oshkosh Corp., 4.60%, 5/15/28	1,666,000	1,659,224
PACCAR Financial Corp., 5.00%, 3/22/34	1,008,000	1,039,029
Parker-Hannifin Corp., 3.25%, 6/14/29	120,000	113,572
Parker-Hannifin Corp., 4.20%, 11/21/34	698,000	664,632
Stanley Black & Decker, Inc., 6.00%, 3/6/28	2,255,000	2,350,600
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,052,000	1,042,074
		13,625,949
Media — 1.4%
Comcast Corp., 2.65%, 2/1/30	2,052,000	1,860,403
Comcast Corp., 3.40%, 4/1/30	350,000	329,147
Comcast Corp., 4.25%, 10/15/30	1,091,000	1,066,070
Comcast Corp., 5.50%, 11/15/32	165,000	172,464
Comcast Corp., 7.05%, 3/15/33	280,000	319,850
Comcast Corp., 5.65%, 6/15/35	400,000	419,833
Comcast Corp., 3.90%, 3/1/38	520,000	452,820
Fox Corp., 4.71%, 1/25/29	135,000	135,025
Fox Corp., 5.48%, 1/25/39	1,974,000	1,941,441
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	510,000	508,050
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	410,000	413,726
Walt Disney Co., 3.35%, 3/24/25	175,000	174,186
Walt Disney Co., 6.55%, 3/15/33	650,000	728,529
Walt Disney Co., 6.40%, 12/15/35	2,421,000	2,729,223
Walt Disney Co., 6.65%, 11/15/37	1,335,000	1,535,423
		12,786,190
Metals and Mining — 0.8%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,077,000	2,087,544
Kinross Gold Corp., 6.25%, 7/15/33	3,037,000	3,231,950
Newmont Corp., 5.875%, 4/1/35	1,252,000	1,327,911
Steel Dynamics, Inc., 3.25%, 1/15/31	907,000	831,152
		7,478,557
Multi-Utilities — 0.9%
CenterPoint Energy, Inc., 5.40%, 6/1/29	1,256,000	1,283,233
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	500,000	512,912
Consumers Energy Co., 4.625%, 5/15/33	2,705,000	2,677,383
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	247,018
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	487,293
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	99,531
NiSource, Inc., 5.25%, 3/30/28	155,000	157,796
NiSource, Inc., 2.95%, 9/1/29	504,000	466,021
NiSource, Inc., 3.60%, 5/1/30	100,000	94,458

Public Service Enterprise Group, Inc., 5.875%, 10/15/28	400,000	417,005
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,496,000	1,273,375
Sempra, 6.00%, 10/15/39	415,000	437,777
		8,153,802
Oil, Gas and Consumable Fuels — 6.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24	100,000	99,978
Boardwalk Pipelines LP, 5.95%, 6/1/26	605,000	611,949
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,077,000	1,071,920
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,355,000	1,291,679
BP Capital Markets America, Inc., 4.81%, 2/13/33	921,000	911,743
BP Capital Markets America, Inc., 4.89%, 9/11/33	997,000	989,154
BP Capital Markets America, Inc., 4.99%, 4/10/34	961,000	961,904
Burlington Resources LLC, 7.40%, 12/1/31	2,338,000	2,702,392
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,567,000	2,650,819
Cheniere Energy Partners LP, 5.95%, 6/30/33	100,000	103,859
Chevron USA, Inc., 6.00%, 3/1/41	2,541,000	2,805,460
ConocoPhillips, 6.50%, 2/1/39	1,597,000	1,800,432
DCP Midstream Operating LP, 8.125%, 8/16/30	1,485,000	1,711,954
Devon Energy Corp., 4.50%, 1/15/30	2,130,000	2,084,935
Diamondback Energy, Inc., 3.125%, 3/24/31	360,000	323,752
Diamondback Energy, Inc., 6.25%, 3/15/33	1,301,000	1,383,925
Diamondback Energy, Inc., 5.40%, 4/18/34	176,000	177,832
Enbridge Energy Partners LP, Seires B, 7.50%, 4/15/38	746,000	880,340
Enbridge, Inc., 3.125%, 11/15/29	814,000	754,896
Enbridge, Inc., 5.70%, 3/8/33	130,000	134,904
Energy Transfer LP, 2.90%, 5/15/25	50,000	49,527
Energy Transfer LP, 4.95%, 5/15/28	813,000	817,939
Energy Transfer LP, 6.10%, 12/1/28	300,000	314,458
Energy Transfer LP, 5.25%, 4/15/29	185,000	187,807
Energy Transfer LP, 3.75%, 5/15/30	349,000	329,435
Energy Transfer LP, 5.75%, 2/15/33	450,000	462,432
Energy Transfer LP, 4.90%, 3/15/35	500,000	482,608
Energy Transfer LP, 7.50%, 7/1/38	215,000	250,794
EQT Corp., 7.00%, 2/1/30	310,000	334,992
EQT Corp., 5.75%, 2/1/34(1)	1,668,000	1,708,071
Equinor ASA, 1.75%, 1/22/26	746,000	723,715
Equinor ASA, 7.25%, 9/23/27	906,000	974,674
Equinor ASA, 3.125%, 4/6/30	770,000	718,960
Exxon Mobil Corp., 2.61%, 10/15/30	1,990,000	1,794,732
Hess Corp., 7.875%, 10/1/29	923,000	1,047,316
Hess Corp., 7.30%, 8/15/31	450,000	511,406
Hess Corp., 5.60%, 2/15/41	921,000	941,392
Kinder Morgan, Inc., 4.30%, 6/1/25	300,000	298,982
Kinder Morgan, Inc., 7.80%, 8/1/31	118,000	136,009
Kinder Morgan, Inc., 5.20%, 6/1/33	221,000	220,991
Kinder Morgan, Inc., 5.30%, 12/1/34	2,005,000	2,009,948
Marathon Oil Corp., 6.80%, 3/15/32	75,000	84,023
Marathon Oil Corp., 6.60%, 10/1/37	996,000	1,130,169
Marathon Petroleum Corp., 4.70%, 5/1/25	705,000	704,250
MPLX LP, 4.875%, 12/1/24	100,000	100,000
MPLX LP, 2.65%, 8/15/30	2,162,000	1,918,281
MPLX LP, 5.00%, 3/1/33	365,000	358,657
ONEOK, Inc., 6.05%, 9/1/33	227,000	239,216
Phillips 66 Co., 5.30%, 6/30/33	400,000	405,264
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30	809,000	762,580

Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	664,000	720,832
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	33,000	33,022
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,176,000	1,222,535
Shell Finance U.S., Inc., 2.75%, 4/6/30	2,047,000	1,874,545
Shell International Finance BV, 3.25%, 5/11/25	277,000	275,170
Shell International Finance BV, 6.375%, 12/15/38	716,000	808,458
Suncor Energy, Inc., 6.85%, 6/1/39	370,000	414,677
Targa Resources Corp., 6.125%, 3/15/33	1,071,000	1,130,532
Targa Resources Corp., 6.50%, 3/30/34	300,000	326,157
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	292,000	299,158
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	218,307
TransCanada PipeLines Ltd., 4.25%, 5/15/28	366,000	360,828
TransCanada PipeLines Ltd., 6.20%, 10/15/37	515,000	549,968
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,097,000	1,308,184
Valero Energy Corp., 6.625%, 6/15/37	1,139,000	1,252,207
Valero Energy Partners LP, 4.50%, 3/15/28	893,000	886,326
Williams Cos., Inc., 4.00%, 9/15/25	2,036,000	2,023,412
Williams Cos., Inc., 4.90%, 3/15/29	250,000	251,066
Williams Cos., Inc., 5.65%, 3/15/33	350,000	361,282
		57,789,121
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 8.875%, 5/15/31	565,000	696,395
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	1,149,000	1,159,083
Southwest Airlines Co., 2.625%, 2/10/30	879,000	785,031
		1,944,114
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	283,000	275,193
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,223,000	2,226,766
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,327,000	2,460,207
Kenvue, Inc., 4.90%, 3/22/33	605,000	609,210
Unilever Capital Corp., 5.90%, 11/15/32	1,980,000	2,147,792
Unilever Capital Corp., 5.00%, 12/8/33	400,000	408,665
Unilever Capital Corp., 4.625%, 8/12/34	750,000	740,938
		8,868,771
Pharmaceuticals — 3.3%
Astrazeneca Finance LLC, 4.85%, 2/26/29	200,000	202,526
Astrazeneca Finance LLC, 2.25%, 5/28/31	807,000	701,189
Astrazeneca Finance LLC, 4.875%, 3/3/33	550,000	555,978
Astrazeneca Finance LLC, 5.00%, 2/26/34	100,000	101,133
AstraZeneca PLC, 1.375%, 8/6/30	245,000	206,546
AstraZeneca PLC, 6.45%, 9/15/37	310,000	350,086
Bristol-Myers Squibb Co., 1.45%, 11/13/30	729,000	612,481
Bristol-Myers Squibb Co., 5.75%, 2/1/31	101,000	106,755
Bristol-Myers Squibb Co., 2.95%, 3/15/32	680,000	605,661
Bristol-Myers Squibb Co., 5.90%, 11/15/33	544,000	584,418
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,595,000	3,681,522
Bristol-Myers Squibb Co., 4.125%, 6/15/39	485,000	436,223
Eli Lilly & Co., 4.20%, 8/14/29	500,000	495,712
Eli Lilly & Co., 4.70%, 2/27/33	265,000	265,663
Eli Lilly & Co., 4.70%, 2/9/34	400,000	396,521
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	679,000	709,418
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	3,140,000	3,515,089
Johnson & Johnson, 4.375%, 12/5/33	230,000	229,315
Johnson & Johnson, 3.625%, 3/3/37	996,000	888,895

Johnson & Johnson, 5.85%, 7/15/38	2,625,000	2,890,411
Merck & Co., Inc., 1.45%, 6/24/30	280,000	237,732
Merck & Co., Inc., 2.15%, 12/10/31	671,000	573,448
Merck & Co., Inc., 4.50%, 5/17/33(1)	55,000	54,283
Merck & Co., Inc., 6.50%, 12/1/33	157,000	178,381
Merck & Co., Inc., 2.35%, 6/24/40	600,000	422,874
Merck & Co., Inc., 4.15%, 5/18/43	838,000	735,934
Merck & Co., Inc., 4.90%, 5/17/44	2,417,000	2,341,120
Novartis Capital Corp., 4.20%, 9/18/34	800,000	765,219
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	907,000	907,290
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	173,223
Pfizer, Inc., 7.20%, 3/15/39	525,000	632,949
Royalty Pharma PLC, 2.20%, 9/2/30	2,281,000	1,957,611
Royalty Pharma PLC, 2.15%, 9/2/31	215,000	179,898
Wyeth LLC, 6.50%, 2/1/34	1,186,000	1,324,157
Wyeth LLC, 5.95%, 4/1/37	2,700,000	2,909,187
		30,928,848
Professional Services — 0.1%
Verisk Analytics, Inc., 4.125%, 3/15/29	996,000	977,232
Real Estate Management and Development — 0.0%
CBRE Services, Inc., 5.95%, 8/15/34	170,000	179,311
Residential REITs — 0.9%
AvalonBay Communities, Inc., 5.00%, 2/15/33	3,195,000	3,224,390
AvalonBay Communities, Inc., 5.35%, 6/1/34(1)	2,025,000	2,084,983
Camden Property Trust, 2.80%, 5/15/30	1,122,000	1,018,838
UDR, Inc., 2.10%, 8/1/32	1,779,000	1,452,600
UDR, Inc., 1.90%, 3/15/33	1,197,000	944,905
		8,725,716
Retail REITs — 0.3%
Kimco Realty OP LLC, 2.80%, 10/1/26	785,000	759,494
Kimco Realty OP LLC, 1.90%, 3/1/28	667,000	612,716
Realty Income Corp., 3.65%, 1/15/28	332,000	322,428
Realty Income Corp., 3.25%, 1/15/31	500,000	458,301
Realty Income Corp., 5.625%, 10/13/32	415,000	433,408
Realty Income Corp., 2.85%, 12/15/32	540,000	465,665
		3,052,012
Semiconductors and Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc., 3.92%, 6/1/32	250,000	236,565
Applied Materials, Inc., 5.85%, 6/15/41	2,190,000	2,355,797
Broadcom, Inc., 4.30%, 11/15/32	1,110,000	1,065,309
Broadcom, Inc., 2.60%, 2/15/33(2)	691,000	579,111
Broadcom, Inc., 4.93%, 5/15/37(2)	1,558,000	1,512,619
KLA Corp., 4.10%, 3/15/29	463,000	456,090
KLA Corp., 4.65%, 7/15/32	2,562,000	2,558,229
Marvell Technology, Inc., 2.95%, 4/15/31	2,190,000	1,950,033
Micron Technology, Inc., 6.75%, 11/1/29	2,486,000	2,676,577
Micron Technology, Inc., 4.66%, 2/15/30	580,000	573,134
Micron Technology, Inc., 5.875%, 2/9/33	550,000	575,024
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	517,852
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	277,853
QUALCOMM, Inc., 4.65%, 5/20/35	100,000	98,883
Texas Instruments, Inc., 4.90%, 3/14/33	550,000	559,941
Texas Instruments, Inc., 4.85%, 2/8/34	200,000	202,234

Texas Instruments, Inc., 3.875%, 3/15/39	748,000	666,043
Xilinx, Inc., 2.375%, 6/1/30	555,000	495,616
		17,356,910
Software — 1.1%
Autodesk, Inc., 2.85%, 1/15/30	2,072,000	1,898,024
Microsoft Corp., 3.50%, 2/12/35	1,158,000	1,076,219
Microsoft Corp., 4.20%, 11/3/35	500,000	489,352
Microsoft Corp., 3.45%, 8/8/36	1,540,000	1,377,831
Microsoft Corp., 4.10%, 2/6/37	150,000	143,705
Oracle Corp., 4.65%, 5/6/30	237,000	236,758
Oracle Corp., 3.25%, 5/15/30	657,000	609,533
Oracle Corp., 2.875%, 3/25/31	1,437,000	1,282,338
Oracle Corp., 3.90%, 5/15/35	65,000	58,568
Oracle Corp., 3.85%, 7/15/36	690,000	608,868
Oracle Corp., 3.80%, 11/15/37	147,000	126,610
Oracle Corp., 6.50%, 4/15/38	1,766,000	1,951,960
		9,859,766
Specialized REITs — 0.7%
American Tower Corp., 3.60%, 1/15/28	210,000	203,299
American Tower Corp., 2.90%, 1/15/30	1,293,000	1,179,920
American Tower Corp., 2.10%, 6/15/30	171,000	148,312
American Tower Corp., 5.65%, 3/15/33	160,000	165,607
American Tower Corp., 5.55%, 7/15/33	1,147,000	1,178,284
Crown Castle, Inc., 5.60%, 6/1/29	600,000	617,826
Crown Castle, Inc., 3.10%, 11/15/29	300,000	276,343
Crown Castle, Inc., 2.10%, 4/1/31	2,054,000	1,727,068
Crown Castle, Inc., 5.10%, 5/1/33	175,000	174,574
Equinix, Inc., 1.25%, 7/15/25	252,000	246,557
Equinix, Inc., 2.00%, 5/15/28	592,000	541,994
Weyerhaeuser Co., 4.00%, 11/15/29	150,000	144,658
		6,604,442
Specialty Retail — 1.2%
AutoZone, Inc., 4.75%, 2/1/33	335,000	327,772
AutoZone, Inc., 5.20%, 8/1/33	1,418,000	1,428,525
Home Depot, Inc., 4.00%, 9/15/25	500,000	498,148
Home Depot, Inc., 4.85%, 6/25/31	800,000	809,582
Home Depot, Inc., 4.95%, 6/25/34	2,138,000	2,160,011
Home Depot, Inc., 5.875%, 12/16/36	2,080,000	2,255,362
Home Depot, Inc., 5.95%, 4/1/41	1,161,000	1,262,287
Lowe's Cos., Inc., 4.50%, 4/15/30	500,000	495,397
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	111,940
Lowe's Cos., Inc., 5.50%, 10/15/35	1,388,000	1,446,725
O'Reilly Automotive, Inc., 4.35%, 6/1/28	725,000	719,938
		11,515,687
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 4.50%, 2/23/36	400,000	400,546
Dell International LLC/EMC Corp., 5.75%, 2/1/33	2,144,000	2,254,124
Dell, Inc., 6.50%, 4/15/38	1,527,000	1,638,285
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,978,000	2,124,349
HP, Inc., 5.50%, 1/15/33(1)	280,000	287,221
		6,704,525
Trading Companies and Distributors — 0.0%
Air Lease Corp., 3.625%, 12/1/27	321,000	310,751
Transportation Infrastructure — 0.1%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	855,287	729,056

Water Utilities — 0.1%
American Water Capital Corp., 2.30%, 6/1/31	1,476,000	1,273,563
Wireless Telecommunication Services — 0.7%
Sprint LLC, 7.625%, 3/1/26	300,000	307,904
T-Mobile USA, Inc., 4.80%, 7/15/28	165,000	165,431
T-Mobile USA, Inc., 2.55%, 2/15/31	1,303,000	1,139,343
T-Mobile USA, Inc., 2.25%, 11/15/31	894,000	756,363
Vodafone Group PLC, 6.25%, 11/30/32	350,000	381,714
Vodafone Group PLC, 6.15%, 2/27/37	2,805,000	3,031,546
Vodafone Group PLC, 5.00%, 5/30/38(1)	375,000	364,914
		6,147,215
TOTAL CORPORATE BONDS (Cost $592,818,766)		590,626,955
U.S. TREASURY SECURITIES — 26.7%
U.S. Treasury Bonds, 1.125%, 8/15/40	3,620,000	2,280,671
U.S. Treasury Bonds, 1.375%, 11/15/40	4,220,000	2,757,012
U.S. Treasury Bonds, 1.875%, 2/15/41	6,614,000	4,671,913
U.S. Treasury Bonds, 2.25%, 5/15/41	8,620,000	6,443,618
U.S. Treasury Bonds, 2.00%, 11/15/41	9,820,000	6,955,130
U.S. Treasury Bonds, 2.75%, 8/15/42	9,020,000	7,127,738
U.S. Treasury Bonds, 3.125%, 2/15/43	10,400,000	8,645,000
U.S. Treasury Bonds, 2.875%, 5/15/43	12,210,000	9,736,521
U.S. Treasury Bonds, 3.625%, 8/15/43	9,320,000	8,303,902
U.S. Treasury Bonds, 3.625%, 2/15/44	12,210,000	10,826,359
U.S. Treasury Bonds, 2.50%, 2/15/45	4,900,000	3,588,676
U.S. Treasury Notes, 1.50%, 11/30/24	13,470,000	13,470,000
U.S. Treasury Notes, 2.125%, 11/30/24	12,460,000	12,460,000
U.S. Treasury Notes, 4.50%, 11/30/24	5,380,000	5,380,000
U.S. Treasury Notes, 1.75%, 12/31/24	7,090,000	7,073,819
U.S. Treasury Notes, 2.25%, 12/31/24	14,800,000	14,771,921
U.S. Treasury Notes, 1.125%, 1/15/25	9,820,000	9,779,554
U.S. Treasury Notes, 1.375%, 1/31/25	3,240,000	3,223,931
U.S. Treasury Notes, 2.50%, 1/31/25	12,260,000	12,218,259
U.S. Treasury Notes, 1.50%, 2/15/25(3)	15,300,000	15,207,238
U.S. Treasury Notes, 2.00%, 2/15/25	14,350,000	14,273,257
U.S. Treasury Notes, 1.75%, 3/15/25	12,420,000	12,325,957
U.S. Treasury Notes, 3.875%, 4/30/25	11,560,000	11,534,889
U.S. Treasury Notes, 0.25%, 5/31/25	15,050,000	14,745,128
U.S. Treasury Notes, 2.875%, 5/31/25	5,000,000	4,962,008
U.S. Treasury Notes, 0.25%, 7/31/25	4,500,000	4,378,819
U.S. Treasury Notes, 2.75%, 8/31/25	11,000,000	10,864,362
U.S. Treasury Notes, 4.125%, 8/31/30	6,240,000	6,240,609
U.S. Treasury Notes, 2.75%, 8/15/32	7,090,000	6,436,529
TOTAL U.S. TREASURY SECURITIES (Cost $251,708,632)		250,682,820
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.1%
GNMA, 4.00%, TBA	5,000,000	4,702,046
GNMA, 4.50%, TBA	10,000,000	9,650,224
GNMA, 4.50%, TBA	5,000,000	4,826,284
GNMA, 5.00%, TBA	12,500,000	12,320,353
GNMA, 5.00%, TBA	10,000,000	9,854,720
GNMA, 5.50%, TBA	13,000,000	13,003,228
GNMA, 5.50%, TBA	9,000,000	9,009,266
GNMA, 6.00%, TBA	10,500,000	10,598,857

GNMA, 6.00%, TBA	6,500,000	6,566,275
UMBS, 2.00%, TBA	5,500,000	4,933,481
UMBS, 3.00%, TBA	9,000,000	7,846,078
UMBS, 3.50%, TBA	5,000,000	4,789,723
UMBS, 3.50%, TBA	3,000,000	2,874,303
UMBS, 4.00%, TBA	19,000,000	17,774,871
UMBS, 4.00%, TBA	7,500,000	7,288,916
UMBS, 4.00%, TBA	7,000,000	6,547,270
UMBS, 4.50%, TBA	19,000,000	18,247,743
UMBS, 4.50%, TBA	8,000,000	7,682,635
UMBS, 4.50%, TBA	3,000,000	2,965,065
UMBS, 5.00%, TBA	8,500,000	8,341,436
UMBS, 5.00%, TBA	4,000,000	3,925,069
UMBS, 5.50%, TBA	6,000,000	5,993,573
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $178,333,867)		179,741,416
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	1,221,000	1,221,401
FHLB, 5.00%, 2/26/25	1,430,000	1,430,915
FHLB, 5.00%, 2/28/25	350,000	350,352
FHLB, 4.00%, 10/9/26	450,000	448,861
FHLB, 3.25%, 11/16/28	820,000	797,154
FHLMC, 0.375%, 7/21/25	600,000	584,971
FHLMC, 0.65%, 10/27/25	690,000	668,114
FHLMC, 6.75%, 9/15/29	660,000	736,194
FNMA, 1.625%, 1/7/25	848,000	845,492
FNMA, 2.125%, 4/24/26	969,000	942,787
FNMA, 6.25%, 5/15/29	485,000	528,041
FNMA, 7.25%, 5/15/30	610,000	702,594
FNMA, 6.625%, 11/15/30	347,000	391,466
Tennessee Valley Authority, 0.75%, 5/15/25	529,000	520,031
Tennessee Valley Authority, 7.125%, 5/1/30	1,029,000	1,169,665
Tennessee Valley Authority, 5.50%, 6/15/38	350,000	377,743
Tennessee Valley Authority, 5.25%, 9/15/39	892,000	941,006
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,711,214)		12,656,787
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 4.125%, 2/13/29	1,070,000	1,067,976
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	531,000	521,650
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	430,063
		951,713
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,046,790)		2,019,689
SHORT-TERM INVESTMENTS(4) — 11.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,955,941	3,955,941
State Street Navigator Securities Lending Government Money Market Portfolio(5)	5,211,760	5,211,760
		9,167,701
Treasury Bills(6) — 10.0%
U.S. Treasury Bills, 4.91%, 12/3/24	12,000,000	11,998,508
U.S. Treasury Bills, 4.84%, 12/5/24	8,750,000	8,746,763
U.S. Treasury Bills, 4.73%, 12/10/24	9,250,000	9,240,708
U.S. Treasury Bills, 4.63%, 12/17/24	12,000,000	11,977,320
U.S. Treasury Bills, 4.65%, 12/19/24	11,750,000	11,724,776

U.S. Treasury Bills, 4.62%, 12/24/24	10,000,000	9,972,217
U.S. Treasury Bills, 4.79%, 12/26/24	16,750,000	16,699,303
U.S. Treasury Bills, 4.62%, 1/7/25	13,750,000	13,688,623
		94,048,218
TOTAL SHORT-TERM INVESTMENTS (Cost $103,234,455)		103,215,919
TOTAL INVESTMENT SECURITIES — 121.2% (Cost $1,140,853,724)		1,138,943,586
OTHER ASSETS AND LIABILITIES — (21.2)%		(198,863,900)
TOTAL NET ASSETS — 100.0%		$940,079,686

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	25	March 2025	$2,987,500	$48,076
U.S. Treasury Ultra Bonds	10	March 2025	1,271,875	34,371
			$4,259,375	$82,447
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 43	Sell	1.00%	12/20/29	$20,000,000	$434,545	$82,261	$516,806
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,023,756. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,183,086, which represented 0.2% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,087,077.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $254,046.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,211,760.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$590,626,955	—
U.S. Treasury Securities	—	250,682,820	—
U.S. Government Agency Mortgage-Backed Securities	—	179,741,416	—
U.S. Government Agency Securities	—	12,656,787	—
Sovereign Governments and Agencies	—	2,019,689	—
Short-Term Investments	$9,167,701	94,048,218	—
	$9,167,701	$1,129,775,885	—
Other Financial Instruments
Futures Contracts	$82,447	—	—
Swap Agreements	—	$516,806	—
	$82,447	$516,806	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.